Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000249324
Shareholder Report [Line Items]
Fund Name	Intermediate Municipal Income ETF
Trading Symbol	TAXE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Intermediate Municipal Income ETF ("the fund") for the period of July 9, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Municipal Income ETF	$8	0.24%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.24%
AssetsNet	$ 22,531,000
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 16,000
InvestmentCompanyPortfolioTurnover	91.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$22,531 Number of Portfolio Holdings85 Investment Advisory Fees Paid (000s)$16 Portfolio Turnover Rate91.6%
Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	6.2%
AA Rated	33.4
A Rated	32.9
BBB Rated	17.2
BB Rated	4.6
B Rated	0.3
Not Rated	5.4

*Credit ratings for the securities held in the Fund are provided by Moody's, Standard & Poor's, and Fitch and are converted to the Standard & Poor's nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Health Care	27.1%
Transportation	21.3
Housing	10.3
General Obligations - State	6.9
Education	5.5
Water & Sewer	4.7
Special Tax	4.7
Leasing	3.8
Electric	3.3
Other	12.4

Material Fund Change [Text Block]